Fair Value Measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.	FAIR VALUE MEASUREMENTS

The Company’s financial instruments consist of cash equivalents, accounts payable, accrued expenses, debt obligations, and preferred stock warrants. The carrying amount of accounts payable and accrued expenses are considered a reasonable estimate of their fair value, due to the short-term maturity of these instruments. The carrying amount of debt is also considered to be a reasonable estimate of the fair value based on the short-term nature of the debt and that the debt bears interest at the prevailing market rate for instruments with similar characteristics. If recorded at fair value, Level 2 measurements, as defined below, would have been used to estimate the fair value.  Included in cash and cash equivalents as of December 31, 2014 and 2013, are money market fund investments of $50,541,000 and $5,233,000, respectively, which are reported at fair value.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value are performed in a manner to maximize the use of observable inputs and minimize the use of unobservable inputs.

The accounting standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value, which are the following:

Level 1 — Quoted prices in active markets that are accessible at the market date for identical unrestricted assets or liabilities.

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs for which all significant inputs are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

A summary of the financial assets and liabilities that are measured on a recurring basis at fair value as of December 31, 2014 and 2013, is as follows (in thousands):

		Fair Value Measurements Using
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2014
Money market funds	$50,541	$—	$50,541	$—
December 31, 2013
Money market funds	$5,233	$—	$5,233	$—
Preferred stock warrant liability	928	—	—	928

The Company’s money market funds have been valued on the basis of valuations provided by third-party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. The Company is ultimately responsible for the consolidated financial statements and underlying estimates. Accordingly, the Company assesses the reasonableness of the valuations provided by the third-party pricing services by reviewing actual trade data, broker/dealer quotes and other similar data, which are obtained from quoted market prices or other sources.

For the years ended December 31, 2014 and 2013, there have been no transfers between levels.

The reconciliation of the Company’s liabilities measured at fair value on a recurring basis using unobservable inputs (Level 3) is as follows:

	Preferred Stock Warrant
	Series B	Series C	Series D	Total
Balance — December 31, 2012	$7	$500	$623	$1,130
Decrease in fair value recorded in other income	(3)	(114)	(85)	(202)
Balance — December 31, 2013	4	386	538	928
Fair value reclassified to additional paid-in capital in connection with the IPO on April 15, 2014	(4)	(386)	(538)	(928)
Balance — December 31, 2014	$-	$-	$-	$-

The Company’s warrants were valued using the Black-Scholes option-pricing model.  The fair values were derived by applying the following assumptions:

December 31, 2013
Expected life	4-8 years
Risk-free interest rate	2.90%
Expected volatility	64%-84%
Expected dividend rate	—%

The preferred stock warrants were automatically adjusted on the date of the closing of the IPO to provide for the issuance of shares of common stock upon their exercise, and is no longer measured at fair value.